GOODWILL AND OTHER INTANGIBLES - Future Estimated Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	$ 28,258
2014	29,017
2015	31,467
2016	30,900
2017	25,896
Thereafter	$ 120,208